Share-based compensation (Tables)	9 Months Ended
Mar. 31, 2022
Share-based Payment Arrangement [Abstract]
Summary of total stock-based compensation expenses

The Company recorded share-based compensation expense in the following expense categories in the condensed consolidated statements of operations for the three and nine months ended March 31, 2022 and 2021 (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2022	2021	2022	2021
Research and development	$78	$237	$378	$631
General and administrative	845	374	2,432	973
	$923	$611	$2,810	$1,604

Summary of stock Option Pricing Model Assumption

For the nine months ended March 31, 2022 and 2021, the grant date fair value of all option grants was estimated at the time of grant using the Black-Scholes option-pricing model using the following weighted average assumptions:

	Nine Months Ended March 31,
	2022	2021
Expected term (in years)	6.0	5.8
Expected volatility	65.77%	67.10%
Risk-free rate	1.43%	0.50%
Dividend yield	—%	—%

Summary of option activity

The following table summarizes the stock option granted to employees and non-employees for the nine months ended March 31, 2022:

	Number of shares under option plan	Weighted- average exercise price per option	Weighted- average remaining contractual life (in years)
Outstanding at June 30, 2021	4,265,958	$4.73	8.2
Granted	515,000	$10.06
Exercised	(100,724)	$1.89
Forfeited	(119,333)	$6.67
Outstanding at March 31, 2022	4,560,901	$4.99	8.7
Exercisable at March 31, 2022	3,213,850	$3.44	8.1
Vested at March 31, 2022	4,560,901	$4.99	8.7